Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expense by nature
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 1.7	$ 2.9	$ 3.6	$ 6.0
Impairment of assets held for sale		2.9		2.9
Cost of sales
Expense by nature
Power generation	81.8	90.6	167.4	179.4
Depreciation	75.6	73.8	151.5	147.6
Tower repairs and maintenance	14.1	8.9	27.1	24.5
Amortization	10.3	9.6	20.3	19.6
Staff costs	7.7	5.9	15.2	12.8
Regulatory fees	7.0	7.0	13.8	14.6
Security services	5.0	0.1	10.7	7.9
Travel costs	2.0	1.7	2.8	3.3
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.7	2.9	3.6	6.0
Insurance	0.9	1.1	1.7	2.3
Short-term rental	0.9	1.1	1.4	3.7
Vehicle maintenance and repairs	0.5	0.5	1.0	0.9
Professional fees	0.3	0.5	0.7	0.9
Impairment of assets held for sale		2.9		2.9
Other	3.2	0.1	7.5	34.6
Total	211.0	206.7	424.7	461.0
Foreign exchange gains (losses)	$ 0.3	$ 1.9	$ 0.3	$ (30.2)